Restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2022	2021	2020
Balance at beginning of year	(28)	(43)	(34)
Provisions, net	(2)	(1)	(34)
Amounts written off	7	11	24
Other	1	4	1
Balance at end of year	(22)	(28)	(43)
The following table presents the activity in the restructuring liabilities for the above plans for the years ended December 31, 2022 and December 31, 2021:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2020	23	1	24
2021 Italian workforce redundancies plan expense, net	11	—	11
Cash paid for all plans	(17)	—	(17)
Reversals of expense and other	(5)	(1)	(6)
Balance at December 31, 2021	12	1	13
2021 Italian workforce redundancies plan expense, net	7	—	7
Cash paid for all plans	(4)	(1)	(4)
Reversals of expense and other	(2)	—	(2)
Balance at December 31, 2022	14	—	14

Schedule of Restructuring Expense by Segment and Type of Cost
The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2022
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	6	—	6
Global Gaming	(1)	—	(1)
PlayDigital	—	—	—
Corporate and Other	1	—	1
Total	6	—	6

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
PlayDigital	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6

	For the year ended December 31, 2020
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	5	—	5
Global Gaming	28	4	32
PlayDigital	2	—	2
Corporate and Other	6	—	6
Total	41	4	45